Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

Baillie Gifford Developed EAFE All Cap Fund

Baillie Gifford EAFE Plus All Cap Fund

Baillie Gifford International Alpha Fund

Baillie Gifford Global Stewardship Equities Fund

Supplement dated June 21, 2022 to the Prospectuses and the Statement of Additional

Information (“SAI”), each dated April 29, 2022

Baillie Gifford Developed EAFE All Cap Fund and Baillie Gifford EAFE Plus All Cap Fund

1.            Milena Mileva serves as Portfolio Manager for Baillie Gifford EAFE Plus All Cap Fund. Therefore, effective immediately, the Prospectus for Class K and Institutional Class, the Prospectus for Classes 2 through 5, and the SAI are revised as follows.

The sections titled “Management” under “Baillie Gifford EAFE Plus All Cap Fund” in the “Fund Summaries” in each Prospectus are restated in their entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Iain Campbell	Portfolio Manager	2010
Sophie Earnshaw	Portfolio Manager	2014
Joe Faraday	Portfolio Manager	2009
Milena Mileva	Portfolio Manager	2022
Moritz Sitte	Portfolio Manager	2014

The sections titled “Baillie Gifford EAFE Plus All Cap Fund Team” under “Investment Team” in the “Fund Management” section of each Prospectus is revised to add the following information:

Education	Investment Experience
Milena Mileva MPhil in Politics (2009) Oxford University BA in Social and Political Science (2007) University of Cambridge

Ms. Mileva joined Baillie Gifford in 2009 and is a portfolio manager in the U.K. Equity Team. She has also been a member of the International All Cap Team since 2022. Ms. Mileva graduated with a BA in Social & Political Science from the University of Cambridge in 2007 and with a MPhil in Politics from the University of Oxford in 2009.

Ms. Mileva has been a member of the team since 2022.

The section titled “Other Accounts” under “Investment Decisions by Portfolio Managers” in the “Manager” section of the SAI is revised to add the following information:

The information is provided as of May 31, 2022:

Account Type	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance
		Accounts	Assets in Accounts (US$m)
Baillie Gifford EAFE Plus All Cap Fund
Milena Mileva
Registered Investment Companies	5	4,414	0	0
Other Pooled Investment Vehicles	9	1,834	0	0
Other Accounts	41	12,211	2	356
Ownership of Securities - As of May 31, 2022 Ms. Mileva did not beneficially own any shares of the Baillie Gifford EAFE Plus All Cap Fund.

2.            Effective on or about July 29, 2022, Moritz Sitte will no longer be a Portfolio Manager for each of Baillie Gifford Developed EAFE All Cap Fund and Baillie Gifford EAFE Plus All Cap Fund. The Prospectuses and the SAI are revised as of that date to remove all references to Moritz Sitte as a Portfolio Manager for Baillie Gifford Developed EAFE All Cap Fund and Baillie Gifford EAFE Plus All Cap Fund.

3.            Effective on or about July 29, 2022, Stephen Paice will become a Portfolio Manager for each of Baillie Gifford Developed EAFE All Cap Fund and Baillie Gifford EAFE Plus All Cap Fund. Therefore, effective as of that date, the Prospectuses and the SAI are revised as follows:

The sections titled “Management” under “Baillie Gifford Developed EAFE All Cap Fund” in the “Fund Summaries” section of each Prospectus are restated in their entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Iain Campbell	Portfolio Manager	2014
Sophie Earnshaw	Portfolio Manager	2014
Joe Faraday	Portfolio Manager	2014
Milena Mileva	Portfolio Manager	2022
Stephen Paice	Portfolio Manager	2022

The sections titled “Baillie Gifford Developed EAFE All Cap Fund Team” under “Investment Team” in the “Fund Management” section of each Prospectus is revised to add the following information:

Education	Investment Experience
Stephen Paice BSc (Hons) in Financial Mathematics (2005) Glasgow Caledonian University

Mr. Paice is Head of the European Equity Team and has been involved in running the European portion of the Fund since 2019. Mr. Paice joined Baillie Gifford in 2005 and spent time in the US, UK Smaller Companies, and Japanese Equities Teams. Mr. Paice graduated with a BSc (Hons) in

Financial Mathematics from Glasgow Caledonian University in 2005. Mr. Paice has been a member of the team since 2022.

The section titled “Other Accounts” under “Investment Decisions by Portfolio Managers” in the “Manager” section of the SAI is revised to add the following table:

The information is provided as of May 31, 2022:

Account Type	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance
			Accounts	Assets in Accounts (US$m)
Baillie Gifford Developed EAFE All Cap Fund

Stephen Paice
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	4	2,646	0	0
Other Accounts	1	139	0	0
Ownership of Securities - As of May 31, 2022 Mr. Paice did not beneficially own any shares of the Baillie Gifford Developed EAFE All Cap Fund.

The sections titled “Management” under “Baillie Gifford EAFE Plus All Cap Fund” in the “Fund Summaries” in each Prospectus are restated in their entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Iain Campbell	Portfolio Manager	2010
Sophie Earnshaw	Portfolio Manager	2014
Joe Faraday	Portfolio Manager	2009
Milena Mileva	Portfolio Manager	2022
Stephen Paice	Portfolio Manager	2022

The sections titled “Baillie Gifford EAFE Plus All Cap Fund Team” under “Investment Team” in the “Fund Management” section of each Prospectus is revised to add the following information:

Education	Investment Experience
Stephen Paice BSc (Hons) in Financial Mathematics (2005) Glasgow Caledonian University

Mr. Paice is Head of the European Equity Team and has been involved in running the European portion of the Fund since 2019. Mr. Paice joined Baillie Gifford in 2005 and spent time in the US, UK Smaller Companies, and Japanese Equities Teams. Mr. Paice graduated with a BSc (Hons) in Financial Mathematics from Glasgow Caledonian University in 2005.

Mr. Paice has been a member of the team since 2022.

The section titled “Other Accounts” under “Investment Decisions by Portfolio Managers” in the “Manager” section of SAI is revised to add the following table:

The information is provided as of May 31, 2022:

Account Type	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance
		Accounts	Assets in Accounts (US$m)
Baillie Gifford EAFE Plus All Cap Fund
Stephen Paice
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	4	2,646	0	0
Other Accounts	1	139	0	0
Ownership of Securities - As of May 31, 2022 Mr. Paice did not beneficially own any shares of the Baillie Gifford EAFE Plus All Cap Fund.

Baillie Gifford International Alpha Fund

4.            Effective on or about September 1, 2022, Toby Ross will no longer be a Portfolio Manager for Baillie Gifford International Alpha Fund. The Prospectus for Class K and Institutional Class, the Prospectus for Classes 2 through 5, and the SAI are revised as of that date to remove all references to Toby Ross as a Portfolio Manager for Baillie Gifford International Alpha Fund.

5.            Effective on or about September 1, 2022, Steve Vaughan will become a Portfolio Manager for Baillie Gifford International Alpha Fund. Therefore, effective as of that date, the Prospectuses and the SAI are revised as follows.

The sections titled “Management” under “Baillie Gifford International Alpha Fund” in the “Fund Summaries” in each Prospectus are restated in their entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Chris Davies	Portfolio Manager	2021
Jenny Davis	Portfolio Manager	2016
Donald Farquharson	Portfolio Manager	2014
Andrew Stobart	Portfolio Manager	2008
Steve Vaughan	Portfolio Manager	2022
Tom Walsh	Portfolio Manager	2018

The sections titled “Baillie Gifford International Alpha Fund Team” under “Investment Team” in the “Fund Management” section of each Prospectus is revised to add the following information:

Education	Investment Experience
Steve Vaughan BA (Hons) Jurisprudence (2001) University of Oxford MA in International Relations (2012) University of Exeter CFA Charterholder

Mr. Vaughan joined Baillie Gifford in 2012 and is an Investment Manager in the Smaller Companies Team and the International Alpha Portfolio Construction Group. Prior to joining Baillie Gifford, Mr. Vaughan was an Officer in the British Army for nine years. He graduated BA (Hons) in Jurisprudence from the University of Oxford in 2001 and MA in International Relations from the University of Exeter in 2012. He is a CFA Charterholder.

Mr. Vaughan has been a member of the team since 2022.

The section titled “Other Accounts” under “Investment Decisions by Portfolio Managers” in the “Manager” section of the SAI is revised to add the following information:

The information is provided as of May 31, 2022:

Account Type	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance
		Accounts	Assets in Accounts (US$m)
Baillie Gifford International Alpha Fund
Steve Vaughan
Registered Investment Companies	3	408	1	175
Other Pooled Investment Vehicles	1	270	0	0
Other Accounts	2	656	0	0
Ownership of Securities - As of May 31, 2022 Mr. Vaughan did not beneficially own any shares of the Baillie Gifford International Alpha Fund.

Baillie Gifford Global Stewardship Equities Fund

6.            Effective on or about September 1, 2022, Iain McCombie will no longer be a Portfolio Manager for Baillie Gifford Global Stewardship Equities Fund. The Prospectus for Class K and Institutional Class and the SAI are revised as of that date to remove all references to Toby Ross as a Portfolio Manager for Baillie Gifford Global Stewardship Equities Fund.

7.            Effective on or about September 1, 2022, Toby Ross will become a Portfolio Manager for Baillie Gifford Global Stewardship Equities Fund. Therefore, effective as of that date, the Prospectus and the SAI are revised as follows.

The section titled “Management” under “Baillie Gifford Global Stewardship Equities Fund” in the “Fund Summaries” in the Prospectus is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Matthew Brett	Portfolio Manager	2017
Mike Gush	Portfolio Manager	2017
Gary Robinson	Portfolio Manager	2017
Toby Ross	Portfolio Manager	2022
Zaki Sabir	Portfolio Manager	2017

The section titled “Baillie Gifford Global Stewardship Equities Fund Team” under “Investment Team” in the “Fund Management” section of the Prospectus is revised to add the following information:

Education	Investment Experience
Toby Ross MA in English Literature (2006) University of Cambridge CFA Charterholder

Mr. Ross joined Baillie Gifford in 2006 and is currently Co-Head of the Global Income Growth Team and Joint Manager of The Scottish American Investment Company PLC (SAINTS). He has also been a member of the International Alpha Portfolio Construction Group since 2018. Since joining Baillie Gifford, Mr. Ross has also spent time as an Investment Analyst in the UK Equity Team and as a Global Sector Specialist. He graduated MA in English Literature from the University of Cambridge in 2006 and is a CFA Charterholder.

Mr. Ross has been a member of the team since 2022.

The section titled “Other Accounts” under “Investment Decisions by Portfolio Managers” in the “Manager” section of the SAI is revised to add the following information:

The information is provided as of May 31, 2022:

Account Type	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance
		Accounts	Assets in Accounts (US$m)
Baillie Gifford Global Stewardship Equities Fund
Toby Ross
Registered Investment Companies	4	5,603	0	0
Other Pooled Investment Vehicles	8	4,446	0	0
Other Accounts	36	10,479	5	2,114
Ownership of Securities - As of May 31, 2022 Mr. Ross did not beneficially own any shares of the Baillie Gifford Global Stewardship Equities Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE